UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 13, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 31
Form 13F Information Table Value Total:  $376,870													(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP               COM             03060R101 33968323  1074267 SH       SOLE                   1074267
AMERITRADE HOLDING CORP-CL A   COM             03072H109  6456902  1610200 SH       SOLE                   1610200
BAY VIEW CAPITAL CORP - DEL    CL A            07262L101  1295000   185000 SH       SOLE                    185000
W R BERKLEY CORP               COM             84423102   9640176   200837 SH       SOLE                    200837
BLACKROCK INC CL A             COM             09247X101 11778174   266354 SH       SOLE                    266354
CAPITAL ONE FINANCIAL CORP     COM             14040H105 35682502   775201 SH       SOLE                    775201
CHUBB CORP                     COM             171232101  8926250   125000 SH       SOLE                    125000
COMMERCE BANCORP INC - N.J.    COM             200519106 13832832   203424 SH       SOLE                    203424
COMPUCREDIT CORP               COM             20478N100  5592698   767174 SH       SOLE                    767174
CORILLIAN CORP                 COM             218725109  2993556  1511897 SH       SOLE                   1511897
WTS DIME BANCORP INC NEW       COM             25429Q110    89263   357051 SH       SOLE                    357051
FAIR ISSAC & CO INC            COM             303250104  4142732    87714 SH       SOLE                     87714
FIRST REPUBLIC BANK            COM             336158100 13056439   568908 SH       SOLE                    568908
GOLDEN STATE BANCORP INC       CL A            381197102 16063360   528400 SH       SOLE                    528400
GREATER BAY BANCORP            COM             391648102 10471500   450000 SH       SOLE                    450000
HIBERNIA CORP-CL A             COM             428656102  2316157   141661 SH       SOLE                    141661
LENDINGTREE INC                COM             52602Q105   737709   178622 SH       SOLE                    178622
METRIS COMPANIES INC           COM             591598107 33860475  1368100 SH       SOLE                   1368100
NATIONAL PROCESSING INC        COM             637229105  4289292   153189 SH       SOLE                    153189
NEXTCARD INC                   COM             65332K107 22198201  3484804 SH       SOLE                   3484804
PACIFIC CENTURY FINANCIAL CORP COM             694058108 18650639   798059 SH       SOLE                    798059
PROGRESSIVE CORP-OHIO          COM             743315103 18311628   136756 SH       SOLE                    136756
RESOURCE BANCSHARES MORTGAGE   COM             761197102  3959816   494977 SH       SOLE                    494977
SEI INVESTMENTS CO             COM             784117103  4638080   144940 SH       SOLE                    144940
SAFECO CORP                    COM             786429100  9401238   309965 SH       SOLE                    309965
CHARLES SCHWAB CORP NEW        COM             808513105  4910500   427000 SH       SOLE                    427000
SOUTHWEST BANCORPORATION OF    COM             84476R109  4462500   150000 SH       SOLE                    150000
SOVEREIGN BANCORP INC          COM             845905108 29790414  3135833 SH       SOLE                   3135833
TCF FINANCIAL CORP             COM             872275102 16283131   353520 SH       SOLE                    353520
TOTAL SYSTEM SERVICES INC      COM             891906109  4954000   200000 SH       SOLE                    200000
UNIONBANCAL CORP               COM             908906100 24116956   712676 SH       SOLE                    712676